Schedule of number of shares under option (Details) - shares	Mar. 20, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option		2,672,084	1,107,084	1,456,125
2021 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option	309,584
2024 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option	2,010,375
2024 Red Cloud Holdings PLC Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares option	352,125